Vessel Operating Expenses	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Other Income and Expenses [Abstract]
Vessel Operating Expenses
8.	Vessel Operating Expenses
The amount in the accompanying statements of comprehensive income is analyzed as follows:

Vessel’s Operating Expenses	For the period from March 12, 2021 to December 31, 2021	For the period from January 1, 2022 to October 18, 2022
Crew wages and related costs	735,045	1,146,110
Insurance	78,812	142,520
Repairs and maintenance	235,264	429,575
Spares and consumable stores	322,389	461,925
Miscellaneous expenses	171,768	223,556

Total	1,543,278	2,403,686

11.	Vessel Operating Expenses
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

Vessels’ Operating Expenses	For the period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023
Crew wages and related costs	504,762	2,793,031
Insurance	63,164	234,649
Repairs and maintenance	95,585	417,680
Spares and consumable stores	209,417	957,360
Miscellaneous expenses	23,344	393,066
Total	896,272	4,795,786